CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Revenues (a)
Total Revenues | ¥			¥ 4,974,757	¥ 4,564,650
Total Revenues	¥ 4,981,705	$ 724,559
Cost of revenues (a)	(1,540,633)	(224,076)	(1,780,089)	(1,543,817)
Gross profit	3,441,072	500,483	3,194,668	3,020,833
Operating income and expenses (a)
Research and development	(668,918)	(97,290)	(684,863)	(905,854)
Selling and marketing	(1,910,044)	(277,804)	(1,656,505)	(1,650,581)
General and administrative	(430,826)	(62,661)	(407,410)	(561,834)
Impairment of goodwill and intangible assets	(12,767)	(1,857)	(38,862)	(2,889)
Other operating income	48,705	7,084	39,852	87,877
Total operating income and expenses	(2,973,850)	(432,528)	(2,747,788)	(3,033,281)
Operating (loss) profit	467,222	67,955	446,880	(12,448)
Other income (expenses)
Interest income, net	87,716	12,758	22,603	7,783
Foreign exchange gain (loss), net	13,821	2,010	(15,224)	3,747
Impairment of investments and convertible loans	(142,385)	(20,709)	(275,026)	(141,069)
Other income, net	843,733	122,716	1,253,537	84,454
(Loss) Gain from equity method investments, net	(384)	(56)	495	(11,363)
(Loss) Income before income taxes	1,269,723	184,674	1,433,265	(68,896)
Income tax benefits (expenses)	(117,000)	(17,017)	(57,602)	12,189
Net (loss) income	1,152,723	167,657	1,375,663	(56,707)
Less: net income (loss) attributable to noncontrolling interests	(14,186)	(2,063)	27,469	23,818
Net (loss) income attributable to Cheetah Mobile Inc.	¥ 1,166,909	$ 169,720	¥ 1,348,194	¥ (80,525)
(Losses) Earnings per share
Basic | (per share)	¥ 0.8048	$ 0.1171	¥ 0.9573	¥ (0.0580)
Diluted | (per share)	0.7839	0.1140	0.9366	(0.0580)
(Losses) Earnings per ADS (1 ADS represent 10 Class A ordinary share)
Basic | (per share)	8.0478	1.1705	9.5728	(0.5805)
Diluted | (per share)	¥ 7.8393	$ 1.1402	¥ 9.3656	¥ (0.5805)
Weighted average number of shares used in computation of ordinary shares:
Basic			1,394,303,326	1,387,254,551
Diluted			1,425,154,838	1,387,254,551
Other comprehensive income (loss), net of tax of nil
Foreign currency translation adjustments	¥ 182,978	$ 26,613	¥ (148,304)	¥ 132,450
Unrealized gains (losses) on available-for-sale securities, net	(3,734)	(543)	(433)	1,241
Reclassification adjustments for gains included in net (loss) income | ¥				(21,666)
Other comprehensive income (loss)	179,244	26,070	(148,737)	112,025
Total comprehensive income	1,331,967	193,727	1,226,926	55,318
Less: Total comprehensive income (loss) attributable to noncontrolling interests	(40)	(6)	22,671	26,814
Total comprehensive income attributable to Cheetah Mobile Inc.	1,332,007	193,733	1,204,255	28,504
Sales [Member]
Related party Transactions
Amount of transactions with related parties	232,363	33,796	83,263	155,849
Cost of Sales [Member]
Related party Transactions
Amount of transactions with related parties	(76,056)	(11,062)	(89,658)	(58,118)
Research and development
Related party Transactions
Amount of transactions with related parties	(1,568)	(228)	(6,828)	(4,788)
Selling and Marketing Expense [Member]
Related party Transactions
Amount of transactions with related parties	(18,710)	(2,721)	(70,272)	(76,933)
General and Administrative Expense [Member]
Related party Transactions
Amount of transactions with related parties	(4,858)	(707)	¥ (4,005)	¥ (25,620)
Common Class A [Member]
Other income (expenses)
Net (loss) income attributable to Cheetah Mobile Inc.	¥ 366,171	$ 53,257
Weighted average number of shares used in computation of ordinary shares:
Basic	440,283,682	440,283,682	393,753,299	368,910,885
Diluted	1,440,414,849	1,440,414,849	1,425,154,838	1,387,254,551
Common Class B [Member]
Other income (expenses)
Net (loss) income attributable to Cheetah Mobile Inc.	¥ 800,738	$ 116,463
Weighted average number of shares used in computation of ordinary shares:
Basic	962,805,927	962,805,927	1,000,550,027	1,018,343,666
Diluted	962,805,927	962,805,927	1,003,202,954	1,018,343,666
Utility Products and Related Services [Member]
Revenues (a)
Total Revenues | ¥			¥ 3,439,563	¥ 3,870,995
Total Revenues	¥ 3,119,483	$ 453,711
Mobile Entertainment [Member]
Revenues (a)
Total Revenues | ¥			1,496,443	693,195
Total Revenues	1,778,867	258,725
Others [Member]
Revenues (a)
Total Revenues | ¥			¥ 38,751	¥ 460
Total Revenues	¥ 83,355	$ 12,123